Share based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units	Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2020	$ 740,781
2021	146,557
2022	24,426
Total	$ 911,764